Note 5 - Related Party Transactions (Details Textual) - USD ($)					2 Months Ended	9 Months Ended	11 Months Ended
	Dec. 05, 2018	Sep. 07, 2018	May 31, 2017	Apr. 10, 2017	Jan. 31, 2019	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 09, 2018	Oct. 31, 2017	Feb. 28, 2016
Common Stock, Par or Stated Value Per Share					$ 0.0001			$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock					$ 96,900,000	$ 25,000
Line of Credit Facility, Maximum Borrowing Capacity									$ 1,500,000
Debt Instrument, Convertible, Conversion Price									$ 1
Operating Leases, Rent Expense, Total							10,000
Due to Officers or Stockholders	$ 50,000						50,000
Related Party Transaction, Expenses from Transactions with Related Party						$ 159,140	$ 344,000
Share Price	$ 10.20						$ 10.20
Sponsor [Member] | Notes Payable, Other Payables [Member]
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 339,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction, Amounts of Transaction							$ 224,403
Argand Partners Fund LP [Member]
Stock Issued During Period, Shares, New Issues		1,715,686
Common Stock, To Be Issued, Number		5,333,333
Share Price		$ 10.20
Common Stock To Be Issued, Value		$ 54,400,000
Additional Common Stock, To Be Issued, Number		2,450,980
Additional Common Stock, To Be Issued, Value		$ 25,000,000
Common Class B [Member]
Stock Issued During Period, Shares, New Issues			28,750	5,750,000
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance of Common Stock				$ 25,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation			750,000